As filed with the U.S. Securities and Exchange Commission on April 14, 2014

Securities Act File No. 33-40603

Investment Company Act File No. 811-06310

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 71	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 73

(Check appropriate box or boxes.)

Legg Mason Partners Variable Income Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, New York, NY 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Variable Income Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on April 28, 2014 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

*	This filing relates solely to Western Asset Variable Global High Yield Bond Portfolio.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 33-40603) and Amendment No. 72 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-06310) pursuant to Rule 485(a) on February 14, 2014 (Accession Number 0001193125-14-054471) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until April 28, 2014.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(1) The Registrant’s Declaration of Trust dated as of October 2, 2006 as amended and restated as of August 18, 2011 (the “Declaration of Trust”) is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on February 28, 2012 (“Post-Effective Amendment No. 64”).

(2) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant, effective as of November 1, 2012, is filed herewith.

(3) Amended and Restated Designation of Classes, effective as of November 1, 2012, is filed herewith.

(b) The Registrant’s By-laws as amended and restated as of August 18, 2011 are incorporated herein by reference to Post-Effective Amendment No. 64.

(c) Instruments defining rights of security holders of series of the Registrant are contained in the Registrant’s Declaration of Trust and Bylaws, each as amended to date, which are incorporated by reference to Exhibits (a) and (b) of this Item 28.

(d)(1) Management Agreement between the Registrant, on behalf of Western Asset Variable High Income Portfolio (formerly, Legg Mason Western Asset Variable High Income Portfolio and before that, Legg Mason Partners Variable High Income Portfolio), and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 30, 2007 (“Post-Effective Amendment No. 42”).

(2) Management Agreement between the Registrant, on behalf of Western Asset Variable Global High Yield Bond Portfolio (formerly, Legg Mason Western Asset Variable Global High Yield Bond Portfolio and before that, Legg Mason Partners Variable Global High Yield Bond Portfolio), and LMPFA dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 13, 2009.

(3) Management Agreement between the Registrant, on behalf of Western Asset Variable Strategic Bond Portfolio (formerly, Legg Mason Western Asset Variable Strategic Bond Portfolio and before that, Legg Mason Partners Variable Strategic Bond Portfolio), and LMPFA dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.

(4) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), regarding Western Asset Variable High Income Portfolio (formerly, Legg Mason Western Asset Variable High Income Portfolio and before that, Legg Mason Partners Variable High Income Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.

(5) Subadvisory Agreement between LMPFA and WAM, regarding Western Asset Variable Global High Yield Bond Portfolio (formerly, Legg Mason Western Asset Variable Global High Yield Bond Portfolio and before that, Legg Mason Partners Variable Global High Yield Bond Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.

(6) Subadvisory Agreement between LMPFA and WAM, regarding Western Asset Variable Strategic Bond Portfolio (formerly, Legg Mason Western Asset Variable Strategic Bond Portfolio and before that, Legg Mason Partners Variable Strategic Bond Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.

(7) Subadvisory Agreement between WAM and Western Asset Management Company Limited (“WAML”), regarding Western Asset Variable High Income Portfolio (formerly, Legg Mason Western Asset Variable High Income Portfolio and before that, Legg Mason Partners Variable High Income Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.

(8) Subadvisory Agreement between WAM and WAML, regarding Western Asset Variable Global High Yield Bond Portfolio (formerly, Legg Mason Western Asset Variable Global High Yield Bond Portfolio and before that, Legg Mason Partners Variable Global High Yield Bond Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.

(11) Subadvisory Agreement between WAM and WAML, regarding Western Asset Variable Strategic Bond Portfolio (formerly, Legg Mason Western Asset Variable Strategic Bond Portfolio and before that, Legg Mason Partners Variable Strategic Bond Portfolio), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.

(12) Subadvisory Agreement between WAM and Western Asset Management Company Pte. Ltd. (“Western Singapore”), regarding Western Asset Variable Global High Yield Bond Portfolio (formerly, Legg Mason Western Asset Variable Global High Yield Bond Portfolio and before that, Legg Mason Partners Variable Global High Yield Bond Portfolio), dated November 3, 2008, is incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 6, 2009.

(e) Distribution Agreement dated August 10, 2010, as amended November 5, 2012, by and between Legg Mason Partners Variable Income Trust and LMIS, relating to Western Asset Variable Global High Yield Bond Portfolio, Western Asset Variable High Income Portfolio and Western Asset Variable Strategic Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on April 22, 2013 (“Post-Effective Amendment No. 68”).

(f)(1) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 26, 2007 (“Post-Effective Amendment No. 36”).

(2) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 36.

(3) Legg Mason Investment Series (formerly, Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 36.

(4) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan dated as of July 10, 2006, is incorporated herein by reference to Post-Effective Amendment No. 36.

(5) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 36.

(g)(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 68.

(2) Fund Accounting Services Agreement with State Street dated as of October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 68.

(h)(1) Transfer Agency and Services Agreement with Boston Financial Data Services, Inc. dated as of April 4, 2009, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 6, 2009.

(2) License Agreement between the Trust and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 1, 2006.

(3) Board Resolutions regarding Expense Limitation Arrangements is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 14, 2014 (“Post-Effective Amendment No. 70”).

(i)(1) Opinion and Consent of Counsel regarding legality of shares being registered is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 27, 2007.

(j) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k) Not Applicable.

(l) Not Applicable.

(m) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant, on behalf of Legg Mason Western Asset Variable Adjustable Rate Income Portfolio (formerly, Legg Mason Partners Variable Adjustable Rate Income Portfolio), Legg Mason Western Asset Variable Diversified Strategic Income Portfolio (formerly, Legg Mason Partners Variable Diversified Strategic Income Portfolio), Legg Mason Western Asset Variable Global High Yield Bond Portfolio (formerly, Legg Mason Partners Variable Global High Yield Bond Portfolio), Legg Mason Western Asset Variable Government Portfolio (formerly, Legg Mason Partners Variable Government Portfolio), Legg Mason Western Asset Variable High Income Portfolio (formerly, Legg Mason Partners Variable High Income Portfolio), Legg Mason Western Asset Variable Money Market Portfolio (formerly, Legg Mason Partners Variable Money Market Portfolio) and Legg Mason Western Asset Variable Strategic Bond Portfolio (formerly, Legg Mason Partners Variable Strategic Bond Portfolio), dated February 6, 2007, amended as of November 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 68.

(n) Rule 18f-3 Multiple Class Plan dated February 6, 2007, is incorporated herein by reference to Post-Effective Amendment No. 42.

(o)(1) Power of Attorney dated February 13, 2014 is incorporated herein by reference to Post-Effective Amendment No. 70.

(2) Power of Attorney dated February 13, 2014 is incorporated herein by reference to Post-Effective Amendment No. 70.

(p)(1) Code of Ethics of Legg Mason & Co., LLC dated as of March 10, 2011 (adopted by LMPFA and LMIS) is incorporated herein by reference to Post-Effective Amendment No. 64.

(2) Code of Ethics of WAM, WAML, Western Singapore and certain supervised affiliates dated as of November 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 70.

(3) Code of Ethics of Western Japan is incorporated herein by reference to Exhibit p(4) to Post-Effective Amendment No. 116 to the Registration Statement of Legg Mason Partners Income Trust on Form N-1A as filed with the SEC on September 12, 2008.

Item 29. Persons Controlled by or under Common Control with Registrant

Not Applicable

Item 30. Indemnification

Article IX of the Registrant’s Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s Trustees, officers and others. Section 9.2(a) of the Declaration of Trust provides that no current or former Trustee, officer, or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant. Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former Trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

•	to the extent that it is proved that the person actually received an improper benefit or profit in money, property, or services, or

•

to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust states requires that, subject to certain exceptions and limitation expressed in the Declaration of Trust, each current and former Trustee, officer, or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim in which he becomes involved as a party or otherwise by virtue of his being (or having served) in such position and against amounts paid or incurred by him in settlement thereof. Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to the that extent such indemnification is prohibited by applicable federal law. The Declaration of Trust also sets forth provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In addition, to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its Trustees that provides for indemnification consistent with the principles described above. These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, the Registrant agrees to indemnify LMIS, its officers, directors and employees and any person who controls LMIS within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which LMIS, its officers, directors and employees or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the

Registrant’s Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect LMIS or such other parties against any liability to the Registrant or its shareholders to which LMIS or such other parties would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

The Registrant’s Management Agreements and Subadvisory Agreements provide that the manager or subadvisor, as applicable, assumes no responsibility under the Agreements other than to render the services called for under the Agreements in good faith. The Management Agreements and Subadvisory Agreements further provide that the manager or the subadvisor, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund, provided that nothing in the Agreements protect with the manager or the subadvisor, as applicable, against any liability to the Fund to which the manager or subadvisor, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreements.

Item 31. Business and Other Connections of Investment Adviser

Investment Adviser—Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Western Asset Management Company—Subadviser—Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of the officers and directors of WAM.

Directors

James W. Hirschmann III

Jeffrey A. Nattans

F. Barry Bilson

Officers

Bruce D. Alberts	Chief Financial Officer
Brett B. Canon	Director of Risk Management and Operations
Daniel E. Giddings	Assistant Secretary
James W. Hirschmann III	Chief Executive Officer and President
James J. Flick	Director of Global Client Service and Marketing
Gavin L. James	Director of Portfolio Operations
Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance

Western Asset Management Company Limited—Subadviser—Western Asset Management Company Limited (“WAML”) was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason. WAML is registered as an investment adviser under the Advisers Act. The following is a list of the officers and directors of WAML.

Directors

Charles A. Ruys de Perez

Michael B. Zelouf

Officers

Kate Blackledge	Secretary

Western Asset Management Company Pte. Ltd—Subadviser—Western Asset Management Company Pte. Ltd. (“Western Singapore”) was incorporated under the laws of Singapore as a corporation. Western Singapore is a wholly-owned subsidiary of Legg Mason. The following is a list of the officers and directors of Western Singapore.

Directors

Charles A. Ruys de Perez

Alvin Lee Lip Sin

Officers

Hui Kwoon Thor	Finance Manager
Henry H. Hamrock	Head of Singapore Operations

Western Asset Management Company Ltd—Subadviser—Western Asset Management Company Ltd (“Western Japan”) was incorporated under the laws of Japan as a corporation. Western Japan is a wholly-owned subsidiary of Legg Mason. Western Japan is authorized and regulated in Japan by the Japanese Securities and Exchange Surveillance Commission. The following is a list of the officers and directors of Western Japan.

Directors

Takashi Komatsu

Naoya Orime

Charles A. Ruys de Perez

Officers

Yasuaki Sudo	Finance Officer
Naoya Orime	Head of Tokyo Operations

Following is a list of other substantial business activities in which directors, officers or partners of WAM, WAML, Western Singapore and Western Japan have been engaged as director, officer, employee, partner or trustee.

Officer/Director	Other Offices Held

Jeffrey A. Nattans	Vice President, Legg Mason, Inc.
Manager and Vice President, LMIH

Officer/Director	Other Offices Held

Charles A. Ruys de Perez	Director, Western Asset Holdings (Australia) Pty. Ltd.
Director, WAM Australia

Officer/Director	Other Offices Held

Michael B. Zelouf	Director, WAMCO Hldgs Ltd.

Officer/Director	Other Offices Held

Kate Blackledge	Officer, WAMCO Hldgs Ltd.

Following is a list of addresses for Item 31 with respect to WAM, WAML, Western Japan and Western Singapore:

Bartlett & Co. (“Bartlett”)

36 East Fourth Street

Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)

John Hancock Tower

200 Clarendon Street, 49th Floor

Boston, MA 02116

Brandywine Global Investment Management, LLC (“Brandywine”)

2929 Arch Street, 8th Floor

Philadelphia, PA 19104

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)

36 Robinson House, #18

City House

Singapore

ClearBridge Investments, LLC (“Clear Investments”)

620 Eighth Avenue

New York, NY 10018

ClearBridge Asset Management, Inc. (“Clear Asset”)

620 Eighth Avenue

New York, NY 10018

Global Currents Investment Management, LLC (“GCIM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Capital Management, Inc. (“LMCM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

Legg Mason Fund Adviser, Inc. (“LMFA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Funding Corp. (“LM Funding”)

100 International Drive

Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“LMGAA”)

100 First Stamford Place

Stamford, CT 06902

and

620 Eighth Avenue

New York, NY 10018

Legg Mason, Inc.

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investment Counsel, LLC (“LMIC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

620 Eighth Avenue

New York, NY 10018

Legg Mason Real Estate Investors, Inc. (“LMREI”)

100 International Drive

Baltimore, MD 21202

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)

100 International Drive

Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)

100 International Drive

Baltimore, MD 21202

LMRC II, Inc. (“LMRC II”)

100 International Drive

Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)

100 International Drive

Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)

900 Third Ave. 28th Floor

New York, NY 10022

Royce & Associates, LLC (“Royce”)

1414 Avenue of the Americas

New York, NY 10019

Western Asset Management Company (“WAM”)

385 East Colorado Boulevard

Pasadena, CA 91101

And

620 Eighth Avenue

New York, NY 10018

Western Asset Management Company Limited (“WAML”)

10 Exchange Square

Primrose Street

London EC2A 2EN England

Western Asset Management Company Ltd. (“Western Japan”)

36F Shin-Marunouchi Building

5-1 Marunouchi 1-Chome Chiyoda-Ku

Tokyo 100-6536 Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)

Level 48

120 Collins Street

GPO Box 507

Melbourne Victoria 3000 Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)

10 Exchange Square

Primrose Street

London EC2A 2EN England

Western Asset Management Company Pte. Ltd. (“Western Singapore”)

1 George Street, #23-01

Singapore 049145

Item 32. Principal Underwriters

(a) Legg Mason Investor Services, LLC (“LMIS”), the distributor of the Registrant, is a distributor of funds that are series of the following registrants: Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Global Asset Management Trust, Legg Mason Investment Trust, Legg Mason Tax-Free Income Fund, and Western Asset Funds, Inc.

LMIS is the placement agent for funds that are series of Master Portfolio Trust.

(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

Name and Principal Business Address*	Position and Offices with Underwriter – LMIS	Positions and Offices with Registrant
Frances Cashman	Manager and Co Managing Director	None

Jeffrey Masom	Manager and Co Managing Director	None

Matthew Schiffman 100 First Stamford Pl. Stamford, CT 06902-6732	Manager and Co Managing Director	None

Jason Bennett	Chief Financial Officer, Treasurer and Financial Reporting Officer	None

Kenneth Cieprisz 620 8th Avenue, 49th Floor New York, NY 10018	Vice President and Chief Compliance Officer	None

Elisabeth F. Craig	Secretary	None

Vicki Schmelzer	Assistant Secretary	None

Susan Kerr 100 First Stamford Pl. Stamford, CT 06902-6732	Anti Money Laundering Compliance Officer	None

* All Addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c) Not applicable.

Item 33. Location of Accounts and Records

With respect to the Registrant:

(1) Legg Mason Partners Variable Income Trust

620 Eighth Avenue, 47th Floor

New York, NY 10018

With respect to the Registrant’s Investment Manager:

(2) c/o Legg Mason Partners Fund Advisor, LLC

620 Eighth Avenue

New York, NY 10018

With respect to the Registrant’s Subadvisers:

(3) c/o Western Asset Management Company and

Western Asset Management Company Limited

620 Eighth Avenue

New York, NY 10018

With respect to the Registrant’s Custodian:

(4) State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agents:

(5) BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 9699

Providence, RI 02940-9699

(6) Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

With respect to the Registrant’s Distributor:

(7) Legg Mason Investor Services, LLC

100 International Drive

Baltimore, MD 21202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS VARIABLE INCOME TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 14th day of April, 2014.

LEGG MASON PARTNERS VARIABLE INCOME TRUST, on behalf of its series:

Western Asset Variable Global High Yield Bond Portfolio

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on April 14, 2014.

Signature	Title

/S/ KENNETH D. FULLER Kenneth D. Fuller	President, Principal Executive Officer and Trustee

/S/ RICHARD F. SENNETT Richard F. Sennett	Principal Financial Officer

/S/ ELLIOTT J. BERV* Elliott J. Berv	Trustee

/S/ JANE F. DASHER* Jane F. Dasher	Trustee

/S/ MARK T. FINN* Mark T. Finn	Trustee

/S/ STEPHEN R. GROSS* Stephen R. Gross	Trustee

/S/ RICHARD E. HANSON, JR.* Richard E. Hanson, Jr.	Trustee

/S/ DIANA R. HARRINGTON* Diana R. Harrington	Trustee

/S/ SUSAN M. HEILBRON* Susan M. Heilbron	Trustee

/S/ SUSAN B. KERLEY* Susan B. Kerley	Trustee

/S/ ALAN G. MERTEN* Alan G. Merten	Trustee

/S/ R. RICHARDSON PETTIT* R. Richardson Pettit	Trustee

*By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller

*	Attorney-in-Fact, pursuant to Power of Attorney.

Exhibit Index

(a)(2)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant dated November 1, 2012

(a)(3)	Amended and Restated Designation of Classes dated November 1, 2012